361 Long/Short Equity Fund Class A Shares - ALSQX Class I Shares - ALSZX
Summary Prospectus	December 19, 2011

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Statutory Prospectus and Statement of Additional Information and other information about the Fund online at www.361funds.com.  You may also obtain this information at no cost by calling 888-736-1227 (888-7361CAP) or by sending an e-mail request to info@361capital.com.  The Fund's Prospectus and Statement of Additional Information, both dated December 15, 2011 are incorporated by reference into this Summary Prospectus.

Investment Objective
The 361 Long/Short Equity Fund (the “Long/Short Equity Fund”) seeks to outperform the S&P 500 Index but with lower volatility and a low correlation to that Index.  As a secondary objective, the Long/Short Equity Fund also seeks to outperform the HFRX Equity Hedge Index.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Long/Short Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Long/Short Equity Fund.  More information about these and other discounts is available from your financial professional and in the section titled “Class A Shares” on page 25 of the Prospectus.

		Class A Shares			Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases		5.75%			None
Maximum deferred sales charge (load) (as a percentage of the lower of the net asset value at purchase or redemption)		1.00	%1		None
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)		2.00%			2.00%
Wire fee		$20			$20
Retirement account fees (annual maintenance and redemption requests)		$15			$15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		1.25%			1.25%
Distribution and/or service (12b-1) fees		0.25%			None
Other expenses2		1.39%			1.39%
Dividend and interest expense on short sales	0.14%			0.14%
Shareholder servicing fee	0.15%			0.15%
All other expenses	1.10%			1.10%
Acquired fund fees and expenses3		0.17%			0.17%
Total annual fund operating expenses		3.06%			2.81%
Fee waiver and/or expense reimbursement4		(0.60)%			(0.60)%
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)4		2.46%			2.21%

1 No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
2 These expenses are estimated for the current fiscal year.
3 Estimated fees and expenses to be incurred indirectly by the Long/Short Equity Fund as a result of investing in exchange-traded funds or other investment companies as of the date of the Prospectus.
4 The Advisor has contractually agreed to waive its fees and/or pay for expenses of the Long/Short Equity Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividend and interest expense on short sales, brokerage commissions, front-end or contingent deferred loads, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 2.15% and 1.90% of the average daily net assets of the Long/Short Equity Fund’s Class A and Class I shares, respectively.  This agreement is effective until February 28, 2013, and may be terminated by the Trust’s Board of Trustees.  The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Long/Short Equity Fund expenses it paid for three years from the date of any such waiver or payment to the extent a class’s total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement.

Example
This example is intended to help you compare the costs of investing in the Long/Short Equity Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Long/Short Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Long/Short Equity Fund’s operating expenses remain the same.  The one-year example and the first year of the three-year example are based on net operating expenses, which reflect the expense waiver/reimbursement by the Advisor.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A shares	$810	$1,413
Class I shares	$224	$814

Portfolio Turnover
The Long/Short Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Long/Short Equity Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Long/Short Equity Fund’s performance.  The Long/Short Equity Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Principal Investment Strategies
In pursuing its investment objectives, the Long/Short Equity Fund seeks to invest at least 80% of the value of its net assets (which include borrowings for investment purposes) in equity securities such as common stocks and shares of ETFs that are designed to provide the Fund with exposure to underlying equity securities, equity indices, and equity markets.  The Long/Short Equity Fund employs a strategy that seeks to evaluate potential long and short investments in equity securities based on a proprietary quantitative methodology developed by the Advisor, which is designed to result in the Fund holding equity securities in sectors and industry groups that the Advisor believes are attractive on a relative basis.  The Long/Short Equity Fund may also sell short equity securities or establish short positions with respect to various indices if the Advisor believes that those securities (whether by themselves or as represented in an index) are less attractive on a relative basis.  The Long/Short Equity Fund may invest in equity securities of, or gain exposure to indices consisting of, U.S. and foreign issuers in all market capitalization ranges without limitation.  The Advisor anticipates that, in general, the portfolio of the Long/Short Equity Fund will not be more than 100% long or short on a net basis.

The Long/Short Equity Fund’s strategy seeks to provide favorable performance while seeking to reduce certain risks relative to a portfolio comprised of only long positions in the same or substantially similar securities, but there can be no guarantee that its strategy will be successful in this regard.

The Long/Short Equity Fund may also invest from time to time in futures and options contracts on securities, securities indices and shares of ETFs.  The Fund may also enter into options on futures contracts.  The Long/Short Equity Fund may purchase or write options in combination with each other (i.e., simultaneously writing call options and purchasing put options) to adjust the risk and return of its overall investment positions.  The Long/Short Equity Fund will not count its futures and options positions for purposes of determining whether it holds at least 80% of the value of its net assets (including investment-related borrowings) in equity securities.

The Long/Short Equity Fund may take temporary defensive positions when the Advisor believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Long/Short Equity Fund’s investment objectives.  When the Long/Short Equity Fund takes a temporary defensive position, the Fund may not achieve its investment objectives.

The Long/Short Equity Fund may also invest in ETFs that principally or exclusively hold fixed income securities, either for temporary defensive purposes or as means of managing excess cash balances in its portfolio.  The Long/Short Equity Fund may also invest in ETNs as means of seeking exposure to broad domestic and foreign asset classes including equities, commodities and natural resources.

The Long/Short Equity Fund is “non-diversified” under the 1940 Act, which means that it may invest more of its assets in fewer positions than “diversified” mutual funds.

Principal Risks
The Long/Short Equity Fund’s principal risks are described below.  Before you decide whether to invest in the Long/Short Equity Fund, carefully consider these risk factors and special considerations associated with investing in the Long/Short Equity Fund, which may cause investors to lose money.

•
Market risk.  The market value of a security or instrument may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.  The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

•
Equity risk.  The value of the equity securities held by the Long/Short Equity Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Long/Short Equity Fund participate, or factors relating to specific companies in which the Long/Short Equity Fund invests.

•
Short sales risk.  In connection with establishing a short position in a security or index, the Long/Short Equity Fund is subject to the risk that it may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Long/Short Equity Fund replaces the security or closes out the position, the Long/Short Equity Fund will experience a loss.

•
Foreign investment risk.  To the extent the Long/Short Equity Fund has investment exposure to foreign markets, the Long/Short Equity Fund’s performance will be influenced by political, social and economic factors affecting investments in such markets, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.  Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

•
Currency risk.   Investments in financial instruments related to or denominated in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar.  Similarly, investments that speculate on the appreciation of the U.S. dollar are subject to the risk that the U.S. dollar may decline in value relative to foreign currencies.

•
ETF risk.  ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

•
ETN risk.  ETNs are debt securities that are traded on stock exchanges and generally track specified market indices.  An ETN’s value depends on the performance of the underlying index and the credit rating of the issuer.  ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

•
Derivatives risk.  Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices.  The primary types of derivatives in which the Long/Short Equity Fund currently contemplates investing are futures contracts, put options and call options. Derivatives can be highly volatile, illiquid and difficult to value, and changes in the value of a derivative held by the Long/Short Equity Fund may not correlate with the underlying instrument or the Long/Short Equity Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading.  However, there are additional risks associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments.  These additional risks include, but are not limited to illiquidity risk, operational leverage risk and counterparty credit risk.  A small investment in derivatives could have a potentially large impact on the Long/Short Equity Fund’s performance.

•
Government Intervention and Regulatory Changes.  The recent instability in financial markets has led the government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that are exposed to extreme volatility and in some cases lack of liquidity.  For example, the Dodd-Frank Act (which was passed into law in July 2010) significantly revises and expands the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Long/Short Equity Fund or investments made by the Long/Short Equity Fund.  In addition, the Fund has claimed an exclusion from the definition of commodity pool operator under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.  The CFTC has proposed amending this exclusion and, in the future, the Fund may not be able to rely on this exclusion.

•
Leveraging risk.  The use of leverage may magnify the Long/Short Equity Fund’s gains or losses.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying instrument can result in a loss substantially greater than the amount invested in the derivative itself.

•
Asset segregation risk.  As a series of an investment company registered with the SEC, the Long/Short Equity Fund must segregate liquid assets, or engage in other measures, to “cover” open positions with respect to certain kinds of derivatives and short sales.  The Long/Short Equity Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Long/Short Equity Fund’s investment in such investments) even if they are covered.

•
Portfolio turnover risk.  The Long/Short Equity Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year.  Active and frequent trading may lead to a greater proportion of the Long/Short Equity Fund’s gains being treated for federal income tax purposes as short-term capital gains (which are generally taxable as ordinary income when distributed to shareholders) or may cause the Long/Short Equity Fund to distribute taxable income to its shareholders sooner than it would have distributed income if the investments were held for longer periods of time. Frequent trading would also result in transaction costs, which could detract from the Long/Short Equity Fund’s performance.

•
Management and strategy risk.  Investment strategies employed by the Advisor in selecting investments and asset allocations for the Long/Short Equity Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•
No Operating History. The Long/Short Equity Fund is a newly organized, non-diversified, series of an open-end management investment company and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

•
Non-diversification risk.  Because the Long/Short Equity Fund may invest a relatively high percentage of its assets in a limited number of positions, the Long/Short Equity Fund’s performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance
Because the Long/Short Equity Fund is new, it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Long/Short Equity Fund has been in operation for one calendar year.

Investment Advisor
361 Capital, LLC is the Long/Short Equity Fund’s investment advisor.

Portfolio Managers
The following individuals serve as the Long/Short Equity Fund’s portfolio managers:

Portfolio Manager	Managed the Fund Since:
Brian P. Cunningham, CFA, Principal, Chief Investment Officer.	Inception – December 19, 2011.
Thomas I. Florence, Principal, Chief Executive Officer.	Inception – December 19, 2011.
Blaine Rollins, CFA, Managing Director	Inception – December 19, 2011.
Jeremy Frank, Portfolio Manager	Inception – December 19, 2011.

Purchase and Sale of Fund Shares
The following shows the Long/Short Equity Fund’s investment minimums for various types of accounts:

Minimum Investments	To Open Your Account	To Add to Your Account
Class A Shares
Direct Regular Accounts	$2,500	None
Direct Retirement Accounts	$2,500	None
Gift Account For Minors	$2,500	None
Class I Shares
All Accounts	$100,000	None

Shares of the Long/Short Equity Fund are redeemable on any day the New York Stock Exchange is open for business through your broker-dealer or other financial intermediary, by mail, or by telephone.  If you are purchasing or redeeming Long/Short Equity Fund shares through an intermediary such as a broker-dealer or bank, contact your intermediary directly.

Tax Information
The Long/Short Equity Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

4